Cover Cover	Sep. 07, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 07, 2023
Entity Registrant Name	Smartsheet Inc.
Entity Incorporation, State or Country Code	WA
Entity File Number	001-38464
Entity Tax Identification Number	20-2954357
Entity Address, Address Line One	500 108th Ave NE, Suite 200
Entity Address, City or Town	Bellevue,
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004
City Area Code	(844)
Local Phone Number	324-2360
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, no par value per share
Trading Symbol	SMAR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001366561
Amendment Flag	false